OTHER PAYABLES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
OTHER PAYABLES

Other payables consist of the following:

	As of
	June 30, 2011	September 30, 2010
	(Unaudited)	(Audited)
	$15,365	$32,554
Other Payables

                The balances of other payables mainly include audit fees and other office expense payables.